Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	$ 166	$ 145	$ 116
Interest expense	644	746	815
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	958	2,303	2,191
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	7,893
Interest expense	743
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	(55,582)
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	74
Interest expense	53
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	(798)
Pension Plans [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	7,967
Interest expense	796
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	(56,380)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	166
Interest expense	552
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	987
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses
Interest expense	92	128	150
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans	$ (29)	617	658
Canadian Pension Plans [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses		7,188	6,198
Interest expense		423	524
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans		11,390	(3,325)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses		145	116
Interest expense		618	665
Consolidated statements of comprehensive income
Actuarial (gains) losses on employee benefit plans		$ 1,686	$ 1,533